Summary of Significant Accounting Policies (Details)								1 Months Ended					3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 01, 2021 shares	Oct. 01, 2021 shares	May 31, 2021 USD ($)	Sep. 23, 2020 shares	Oct. 09, 2019 shares	Jun. 05, 2019 shares	Oct. 26, 2016 shares	Dec. 31, 2021 USD ($)	Sep. 30, 2021 shares	Jun. 24, 2021 USD ($)	May 31, 2021 USD ($)	Aug. 27, 2020 shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 10, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Contract complete period																					1 year
Company recognized amount			$ 600,000								$ 600,000								$ 0	$ 10,200,000	$ 11,600,000	$ 31,400,000
Term of agreement																					2 years
Percentage of owner or developer entity					50.00%
Restricted shares issued (in Shares) | shares	1,214,500	475,000		425,000	2,500	9,189	25,000					200,000
Shares vested (in Shares) | shares																		1,250
Common stock vest and be issued shares (in Shares) | shares									1,250
Description of restricted shares refusal agreement																					the event that the Agreement was earlier terminated, CMC was entitled to receive the entire amount of such restricted stock that had vested as of such earlier termination date, but in no event less than 1,250 shares of such restricted stock. The Agreement also provided for customary indemnification and confidentiality obligations between the parties. The 2,500 shares of restricted stock of the Company’s common stock has yet to be issued to CMC.
Gross revenue expected																					$ 0
Number of segments																			4		2
Revenue recognized point in time																					$ 11,641,727	31,548,012
Revenue recognized over time													$ 3,965,361	$ 2,692,519					$ 14,566,351	8,648,873	12,752,219	6,793,690
Accounts receivable balance								$ 2,917,646					741,299		$ 2,917,646				741,299		1,280,456	2,917,646		$ 2,635,608
Offset amount													102,217						102,217		102,217
Deferred contract costs													203,926						203,926		203,926
Accumulated amortization related to deferred costs																					132,552
Amortization expense																			30,589	30,589	$ 40,785	40,785
License consideration, description																					In consideration for the License, during the initial term, the Licensee agreed to pay the Company a royalty of (x) five percent (5%) on the first $20,000,000 of gross revenues derived from the Licensee’s commercialization of the License (net of customary discounts, sales taxes, delivery charges, and amounts for returns) (the “Gross Revenues”), (y) four and one-half percent (4.5%) on the next $30,000,000 of Gross Revenues, and (z) five percent (5%) on all Gross Revenues thereafter (collectively, the “Royalty”), subject to the following minimum royalty payments determined on a cumulative basis during the initial term: $500,000 in year 1, $750,000 in year 2, $1,500,000 in year 3, $2,000,000 in year 4, and $2,500,000 in year 5.
Redemption distributions																					$ 1,250,000
Repayments of debt																						502,958
Other income																						60,000
Cash and cash equivalents total								13,024,381					712,906		13,024,381				712,906		582,776	13,024,381
Short-term investment								0							0							0
Inventory								1,273,825					402,186		1,273,825				402,186		$ 465,560	1,273,825
Intangible assets identified bankruptcy proceedings, description																					Intangible assets consist of $2,766,000 of proprietary knowledge and technology, which is being amortized over 20 years. In addition, included in intangible assets is $97,164 of trademarks, and $115,632 of website costs that are being amortized over 5 years.
Accumulated amortization for intangible assets								815,732					1,121,399	938,319	815,732				1,121,399	938,319	$ 980,963	815,732
Amortization expense													$ 47,027	39,243					$ 140,437	122,587	164,092	165,877
Estimated useful lives period													5 years						5 years
Texas property													$ 4,400,361						$ 4,400,361		4,396,826
Project development costs																							$ 820,696
Book value																							4,396,826
Legal settlement income included in other income																					150,000
Accounts receivable from lawsuit settlement written off																					100,000
Accounts payable, write off																					178,000
Accounts payable balance settlement																					$ 390,000
Contract completion period																			one year
Revenue recognized at a point													0	$ 1,437,738					$ 0	11,640,953
Accumulated amortization													163,140						163,140
Impairment addition																			0
Impairments																			0	0
Trademarks													$ 68,344						68,344
Intangible assets impairment																			$ 0	$ 0
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating cycle													6 months						6 months		6 months
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating cycle													12 months						12 months		12 months
Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company recognized amount																						60,110
Accounts Receivable [Member] | Customer four [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers																			3
Credit risk rate																			87.00%
Accounts Receivable [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers																					3
Credit risk rate																					80.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Credit risk rate													10.00%	10.00%					10.00%	10.00%
Number of vendors													0	0					0	0
Revenue [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers													1						1	1
Credit risk rate													100.00%						97.00%	88.00%
Revenue [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers														2
Credit risk rate														93.00%
Exclusive License Agreement Member
Summary of Significant Accounting Policies (Details) [Line Items]
Company recognized amount																						$ 0
Term of agreement																					5 years
Revenue recognition																					5 years
Exclusive License Agreement Member | Revenue Benchmark [Member] | Concentration Risk License [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage																					50.00%
Intellectual Property [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets value													$ 2,766,000						$ 2,766,000
Amortized period													20 years						20 years
Internet Domain Names [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets value													$ 238,422						$ 238,422
Amortized period													5 years						5 years
Customer Three [Member] | Revenue Benchmark [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers																					3
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage																					80.00%
Number of customers																					3
Customer four [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage																						78.00%
Number of customers																						4
Vendors [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage																					10.00%
Vendors [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage																					10.00%	10.00%
Customer One [Member] | Revenue Benchmark [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers																						1
Norman Berry II Owner LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company recognized amount								135,238			$ 600,000				135,238	$ 600,000	$ 114,433
Membership interest			50.00%								50.00%
JDI-Cumberland Inlet, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company recognized amount										$ 3,000,000
Membership interest										10.00%
Company contibutes amount										$ 3,000,000
Additional amount																			$ 25,000
JDI-Cumberland Inlet, LLC [Member] | Partnership Interest [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Membership interest										10.00%
SG Echo, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Escrow account remitted to other income																					$ 406,438
Lago Vista [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Project development costs																							824,231
Book value																							4,400,361
Construction Materials [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Inventory								516,731					$ 402,186		516,731				$ 402,186		$ 465,560	$ 516,731
Medical Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Inventory								$ 757,094							$ 757,094							$ 757,094
Computer Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives period													3 years						3 years		3 years
Computer Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives period													5 years						5 years		5 years
Other Machinery and Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives period																					5 years
Other Machinery and Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives period																					7 years
Automobiles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives period																					2 years
Automobiles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives period																					5 years
Building [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives period													5 years						5 years		5 years
Building [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives period													7 years						7 years		7 years
Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives period													5 years						5 years		5 years
Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives period													29 years						29 years		29 years
Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Texas property																					$ 3,576,130
Furniture and Fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives period													5 years						5 years
Furniture and Fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives period													7 years						7 years
Vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives period													2 years						2 years
Vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives period													5 years						5 years
Related Party [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company recognized amount																	$ 350,329
Accounts receivable balance													$ 306,143						$ 306,143		306,143
Revenue related to other activities																					$ 350,329
SGB Development Corp. [Member] | Norman Berry II Owner LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company recognized amount																$ 114,433
SGB Development Corp. [Member] | Lago Vista [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Texas property																							$ 3,576,130